LOANS, FINANCING AND DEBENTURES - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LOANS, FINANCING AND DEBENTURES
Fund raised	R$ 8,032,447	R$ 29,965,839	R$ 11,821,045
Outstanding Balance	21,545,766
Equity interest	23,322,816	30,727,405
Payment of loans and financing and debentures - principal	11,312,024	16,009,832	R$ 13,763,329
Provision for guarantees in noncurrent liabilities	R$ 138,231	R$ 143,925
Minimum
LOANS, FINANCING AND DEBENTURES
Percentage of equity interest guaranteed	1.00%
Maximum
LOANS, FINANCING AND DEBENTURES
Percentage of equity interest guaranteed	5.00%